Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of contractual maturities of financial liabilities

	As at December 31, 2023
	< 1 Year	Between 1 – 2 Years	>2 Years

Accounts payable and accrued liabilities	$8,828	$—	$—
Long-term government loan payable [1]	—	—	4,299
Convertible notes payable	—	—	67,453
Lease payable	122	125	160
Total	$8,950	$125	$71,912

The contractual liabilities relating to government loan payable assumes that repayment would begin on June 30, 2026 in 19 equal quarterly instalments (Note 12).

	As at December 31, 2022
	< 1 Year	Between 1 – 2 Years	>2 Years

Accounts payable and accrued liabilities	$18,864	$—	$—
Loan payable	3,436	3,445	6,589
Long-term government loan payable [1]	—	996	3,737
Convertible notes payable [1]	—	—	48,759
Lease payable	117	119	289
Total	$22,417	$4,560	$59,374

[1] Amounts are based on contractual maturities of 2026 Notes and assumption that it would remain outstanding until maturity. Per Note 13, 2026 Notes were cancelled and replaced with 2028 Notes on February 13, 2023.

	As at December 31, 2021
	< 1 Year	Between 1 – 2 Years	>2 Years
Accounts payable and accrued liabilities	$3,544	$—	$—
Interest payable	3,137	3,547	11,837
Long-term government loan payable [1]	—	—	1,000
Convertible notes payable [1]	—	—	50,339
Total	$6,681	$3,547	$63,176

Schedule of foreign currency exchange risk on monetary financial instruments

As at December 31, 2023
USD denominated
expressed in CAD
Cash and cash equivalents	$385
Accounts payable and accrued liabilities	(1,686)
Interest accrual	(5,730)
Long-term convertible notes payable	(40,101)
Royalty	(858)
Financial derivative liability – Convertible Notes	(1,421)
Embedded derivative liability (US Warrant)	(7)
Total	$(49,418)

As at December 31, 2022
USD denominated
expressed in CAD

Cash and cash equivalents	$2,561
Accounts payable and accrued liabilities	(1,264)
Interest accrual	(1,300)
Long-term convertible notes payable	(25,662)
Financial derivative liability – Convertible Notes	(6,674)
Embedded derivative liability (US Warrant)	(1,271)
Total	$(33,610)